DEBT (Details 2) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended			12 Months Ended
		Dec. 31, 2016	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Beginning		$ 15,199	$ 4,383
Balance Ending		4,383				$ 4,383
Collateral monitoring fees		(433) [1]	(9,861)	[2]	$ 0	0	$ 0	$ (138)
Debt Issuance Costs, Noncurrent, Net		3,950	3,313			3,950	$ 0
Origination fee [Member]
Balance Beginning		4,750	875
Balance Ending		875				875
Amendment fee [Member]
Balance Beginning		0	1,400
Balance Ending		1,400				1,400
Fair value of warrants [Member]
Balance Beginning		6,724	1,239
Balance Ending		1,239				1,239
Other issuance costs [Member]
Balance Beginning		2,205	589
Balance Ending		589				589
UnFunded Debt [Member]
Balance Beginning		1,520	$ 280
Balance Ending		280				$ 280
Funding Transfers [Member]
Debt Issuance Costs, Funding Transfers	[3]	(12,399)
Funding Transfers [Member] | Origination fee [Member]
Debt Issuance Costs, Funding Transfers	[3]	(3,875)
Funding Transfers [Member] | Amendment fee [Member]
Debt Issuance Costs, Funding Transfers	[3]	0
Funding Transfers [Member] | Fair value of warrants [Member]
Debt Issuance Costs, Funding Transfers	[3]	(5,485)
Funding Transfers [Member] | Other issuance costs [Member]
Debt Issuance Costs, Funding Transfers	[3]	(1,799)
Funding Transfers [Member] | UnFunded Debt [Member]
Debt Issuance Costs, Funding Transfers		(1,240)
Amendment Fees [Member]
Debt Issuance Costs, Amendment Costs		1,583
Amendment Fees [Member] | Origination fee [Member]
Debt Issuance Costs, Amendment Costs		0
Amendment Fees [Member] | Amendment fee [Member]
Debt Issuance Costs, Amendment Costs		1,400
Amendment Fees [Member] | Fair value of warrants [Member]
Debt Issuance Costs, Amendment Costs		0
Amendment Fees [Member] | Other issuance costs [Member]
Debt Issuance Costs, Amendment Costs		183
Amendment Fees [Member] | UnFunded Debt [Member]
Debt Issuance Costs, Amendment Costs		$ 0

[1]	Consists of amortization expense related to unfunded debt of $1.5 million for the period through October 2016, net of the transfer of $1.1 million of accumulated amortization upon funding of $77.5 million in connection with the Amendment in October 2016.
[2]	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.
[3]	The proportionate costs and accumulated amortization for the period prior to the funding date were transferred from the unfunded debt to the funded debt in October 2016 in connection with the Amendment.